Interests in subsidiaries (Narrative) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Notes Interests In Subsidiaries [Line Items]
Description of terms of contractual arrangements that could require parent or subsidiaries to provide financial support to consolidated structured entity	In 2018 and 2017, the Group did not enter into any contractual obligation that could require the Group to provide financial support to consolidated SEs.	In 2018 and 2017, the Group did not enter into any contractual obligation that could require the Group to provide financial support to consolidated SEs.
Support provided to consolidated structured entity without having contractual obligation to do so	$ 0	$ 0
Description of intentions to provide support to consolidated structured entity	In 2018 and 2017, the Group did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has the Group an intention to do so in the future.	In 2018 and 2017, the Group did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has the Group an intention to do so in the future.
UBS AG
Notes Interests In Subsidiaries [Line Items]
Description of terms of contractual arrangements that could require parent or subsidiaries to provide financial support to consolidated structured entity	In 2018 and 2017, UBS AG did not enter into any contractual obligation that could require UBS AG to provide financial support to consolidated SEs.	In 2018 and 2017, UBS AG did not enter into any contractual obligation that could require UBS AG to provide financial support to consolidated SEs.
Support provided to consolidated structured entity without having contractual obligation to do so	$ 0	$ 0
Description of intentions to provide support to consolidated structured entity	In 2018 and 2017, UBS AG did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has UBS AG an intention to do so in the future.	In 2018 and 2017, UBS AG did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has UBS AG an intention to do so in the future.